OTHER INCOME	12 Months Ended
Dec. 31, 2015
OTHER INCOME [Abstract]
OTHER INCOME
10	OTHER INCOME

In March 2015, the Company completed the sales of ten drugstores in Shandong Nepstar to a third party, Liaocheng Shuyu Pingmin Drugstore Co., Ltd., for a total cash consideration of RMB890. A gain of RMB890 was recognized in other income upon completion of the sales. The gain was measured as the difference between cash consideration received and the carrying amount of net assets at the time of completion of the sales.

In June 2014, the Company completed the sales of 100% equity ownership in Beijing Nepstar to a third party individual, Mr. Zhao Shi, for a total cash consideration of RMB100. A gain of RMB226 was recognized in other income upon completion of the sales. The gain was measured as the difference between cash consideration received and the carrying amount of net assets at the time of completion of the sales.

In November 2014, the Company completed the sales of 100% equity ownership in Weifang Nepstar to a third party, Rongchang, for a total cash consideration of RMB13,801. A gain of RMB2,856 was recognized in other income upon completion of the sales. The gain was measured as the difference between cash consideration received and the carrying amount of net assets at the time of completion of the sales.